Form 13F Cover Page

Filing for Quarter-Ending: March 31, 2011

Check here if Amendment: ( )
      Amendment Number:
      This Amendment: ( ) is a reinstatement
                      ( ) adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Croft-Leominster, Inc.
Address:    300 Water Street, 4th floor
            Baltimore, MD 21202

Form 13-F File Number: 28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       Carla Prescimone
Title:      Assistant Vice President
Phone:      410-576-0100

Signature, Place, and Date of Signing:

                        Baltimore, Maryland
--------------------------------------------------------------------------------
Signature               City, State                          Date

Report Type (Check only one):

(X) 13F Holdings Report  Check here if all holdings of this reporting manager are reported in this report.
( ) 13F Notice           Check here if no holdings reported are in this report,
                         and all holdings are reported by other reporting
                         manager(s).
( ) 13F Combination      Report Check here if a portion of the holdings for this
                         reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             none
                                                            -----------
Form 13F Information Table Entry Total:                        207
                                                            -----------
Form 13F Information Table Value Total:                      $761.29
                                                            -----------
                                                            (thousands)

*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:      SOLE
ITEM 7: Voting Authority:           NONE

               SECURITY NAME                 TITLE of CLASS           CUSIP                MARKET VALUE       QUANITY
-------------------------------------------------------------------------------------------------------------------------
 Aberdeen Asia Pacific Incom                  COM                    003009107           $    0.0963            13,900
 ABB Ltd                                 SPONSORED ADR               000375204           $    9.2459           382,220
 AMR Corp                                     COM                    001765106           $    0.2855            44,200
 AXT Inc                                      COM                    00246W103           $    0.0932            13,000
 Abovenet Inc                                 COM                    00374n107           $    0.2753             4,245
 Acuity Brands Inc                            COM                    00508y102           $    0.3428             5,860
 Adtran Inc                                   COM                    00738a106           $    0.6709            15,800
 Advanced Auto Parts Inc                      COM                    00751Y106           $    3.3462            50,993
 Albemarle Corp                               COM                    012653101           $    7.3056           122,228
 Allegheny Technologies Inc.                  COM                    01741R102           $    6.0952            90,006
 AllianceBernstein Gbl Hgh In                 COM                    01879R106           $    0.1848            12,400
 Allied Nevada Gold Corp                      COM                    019344100           $    5.7604           162,356
 Allstate Corp                                COM                    020002101           $    9.3809           295,182
 Altera Corp                                  COM                    021441100           $    9.2079           209,176
 Ameren Corporation                            COM                   023608102           $    0.2772             9,876
 American Superconductor                      COM                    030111108           $    0.2892            11,630
 Apogee Enterprises Inc                       COM                    037598109           $    0.3620            27,445
 Apple Inc                                    COM                    037833100           $    4.4710            12,829
 Applied Materials Inc                        COM                    038222105           $    3.5618           228,030
 Apricus Biosciences Inc                      COM                    03832v109           $    0.1215            29,000
 Arbitron Inc                                 COM                    03875Q108           $    0.9167            22,900
 Asia Tigers Fund Inc                          COM                   04516T105           $    0.2102            11,100
 Avanir Pharmaceuticals Inc                 CL A NEW                 05348P401           $    0.3027            74,200
 Bank of America Corp                          COM                   060505104           $    9.8173           736,482
 Bank of New York Mellon Corp                 COM                    064058100           $    7.0933           237,472
 Baxter Intl Inc                              COM                    071813109           $    4.2619            79,262
 Becton Dickinson & Co                        COM                    075887109           $    5.5864            70,163
 Berkshire Hathaway - CL A                    CL A                   084670108           $    0.7518                 6
 Berkshire Hathaway Inc Del                 CL B NEW                 084670702           $    3.5286            42,193
 BHP Billiton Ltd                        SPONSORED ADR               088606108           $    4.4284            46,187
 Brigham Exploration Co                       COM                    109178103           $   15.0070           403,632
 Brinks Co                                    COM                    109696104           $    0.3278             9,900
 CME Group Inc                                COM                    12572q105           $    0.2458               815
 Canadian Natl Ry Co                          COM                    136375102           $    1.9471            25,868
 Canadian Nat Res Ltd                         COM                    136385101           $    0.2703             5,469
 Caterpillar Inc                               COM                   149123101           $    9.8506            88,465
 Cepheid                                      COM                    15670R107           $    0.3895            13,900
 Chevron Corp New                             COM                    166764100           $    4.4966            41,833
 Clean Energy Fuels Corp                      COM                    184499101           $    0.2035            12,425
 Cloud Peak Energy Inc                        COM                    18911q102           $    3.7088           171,782
 Collective Brands Inc                        COM                    19421w100           $    6.7390           312,278
 Computer Task Group Inc                      COM                    205477102           $    0.1595            12,000
 Connecticut Wtr Svc Inc                      COM                    207797101           $    0.5572            21,145
 Corning Inc                                  COM                    219350105           $    4.8032           232,827
 Covance Inc.                                  COM                   222816100           $    0.2156             3,940
 Curtiss Wright Corp                          COM                    231561101           $    0.4595            13,075
 DTS Inc                                      COM                    23335C101           $    0.3322             7,125
 Deere & Co                                   COM                    244199105           $   17.8230           183,951
 Deltic Timber Corp                           COM                    247850100           $    0.6283             9,400
 Digital RIV Inc                              COM                    25388B104           $    0.5633            15,050
 Digitalglobe Inc                           COM NEW                  25389m877           $    0.3448            12,300
 DirecTV                                    COM CL A                 25490a101           $    7.6480           163,419
 Du Pont E I  De Nemours & Co                 COM                    263534109           $   10.4431           189,978
 Edison Intl                                  COM                    281020107           $    0.3692            10,091
 Edwards Lifesciences Corporati               COM                    28176E108           $    7.5424            86,694
 Eldorado Gold Corp New                       COM                    284902103           $    0.2065            12,700
 Enernoc Inc                                  COM                    292764107           $    0.4537            23,740
 Enerplus Corp                                COM                    292766102           $    0.2462             7,775
 Enterprise Prods Partners LP                 COM                    293792107           $    0.2948             6,846
 Exxon Mobil Corp                              COM                   30231G102           $    0.4995             5,937
 FEI Co                                       COM                    30241L109           $    0.3675            10,900
 FMC Corp                                    COM NEW                 302491303           $   18.7872           221,208
 Federal Mogul Corp                           COM                    313549404           $    0.2864            11,500
 First Majestic Silver Corp                   COM                    32076v103           $    6.6739           314,212
 FirstEnergy Corp                              COM                   337932107           $    1.2198            32,888
 Flowserve Corp                               COM                    34354P105           $    8.2271            63,875
 Franklin Resources Inc                        COM                   354613101           $    1.6088            12,862
 Freeport McMoran Copper & Gold               COM                    35671D857           $   18.1724           327,136
 Gabelli Divd & Income Tr                     COM                    36242h104           $    0.2079            12,500
 General Cable Corp Del New                   COM                    369300108           $   19.6506           453,824
 General Electric Co                           COM                   369604103           $   10.9446           545,864
 General Mills Inc                             COM                   370334104           $    0.4298            11,760
 General Moly Inc                             COM                    370373102           $    0.1011            18,800
 Genomic Health Inc                           COM                    37244c101           $    4.9493           201,191
 Georesources Inc                             COM                    372476101           $    4.0166           128,448
 Gibraltar Inds Inc                           COM                    374689107           $    0.2183            18,300
 Global Power Equipment Grp Inc          COM PAR $0.01               37941p306           $    0.2200             8,000
 Goodrich Pete Corp                         COM NEW                  382410405           $    0.3444            15,500
 Gran Tierra Energy Inc                       COM                    38500t101           $    2.7241           337,565
 Hess Corp                                    COM                    42809h107           $    6.1242            71,872
 Hewlett Packard Co                           COM                    428236103           $    4.9031           119,675
 Honeywell Intl Inc                            COM                   438516106           $   13.6448           228,518
 ITT Corp (New)                                COM                   450911102           $   12.0980           201,465
 ICON plc - Spons ADR                     SPONSORED ADR              45103t107           $    3.6727           170,112
 International Business Machs                 COM                    459200101           $    0.5259             3,225
 Intl Paper Co                                COM                    460146103           $    4.7999           159,044
 Ishares Inc                             MSCI AUSTRALIA              464286103           $    0.2733            10,268
 iShares Inc                              MSCI BRAZIL                464286400           $    0.2829             3,650
 Isis Pharmaceuticals Inc                     COM                    464330109           $    0.2197            24,300
 Jacobs Engr Group Inc Del                    COM                    469814107           $    4.1995            81,655
 Japan Smaller Captlztn Fd Inc                COM                    47109U104           $    0.2626            28,820
 Johnson & Johnson                             COM                   478160104           $   10.4375           176,160
 KVH Inds Inc                                 COM                    482738101           $    0.2192            14,500
 Kansas City Southern                        COM NEW                 485170302           $    0.8660            15,905
 La Z  Boy Inc                                COM                    505336107           $    0.2426            25,400
 Laboratory Corp Amer Hldgs                 COM NEW                  50540R409           $    0.4372             4,745
 Lennar Corp                                  CL A                   526057104           $    2.6824           148,038
 Lexicon Pharmaceuticals Inc                  COM                    528872104           $    0.1329            79,100
 Liquidity Services Inc                       COM                    53635b107           $    0.2090            11,700
 Liveperson Inc                               COM                    538146101           $    0.2654            21,000
 Lowe's Companies                              COM                   548661107           $   16.2939           616,494
 MDC Hldgs Inc                                COM                    552676108           $    0.2335             9,210
 MF Global Hldgs Ltd                          COM                    55277j108           $    0.1822            22,000
 Magellan Midstream Prtnrs LP            COM UNIT RP LP              559080106           $    0.3614             6,038
 Mantech Intl Corp                            CL A                   564563104           $    0.4636            10,935
 Markel Corporation                            COM                   570535104           $    0.5152             1,243
 Market Leader Inc                            COM                    57056r103           $    0.1250            50,000
 Marsh & McLennan Cos                          COM                   571748102           $    7.5465           253,154
 Masco Corp                                   COM                    574599106           $    0.1444            10,373
 McDonald's Corp.                              COM                   580135101           $    1.7337            22,785
 Merck & Co Inc New                           COM                    58933y105           $    9.4825           287,262
 Metlife Inc                                  COM                    59156R108           $   14.4353           322,720
 Monotype Imaging Holdings Inc                COM                    61022p100           $    0.4771            32,900
 Monsanto Co New                              COM                    61166W101           $    8.3737           115,883
 Mosaic Co                                    COM                    61945a107           $    5.8235            73,949
 NCI Building Sys Inc                       COM NEW                  628852204           $    0.2221            17,530
 NCI Inc                                      CL A                   62886K104           $    0.4828            19,810
 Nalco Holding Co                             COM                    62985Q101           $    7.8703           288,182
 National Amern Univ Hldgs Inc                COM                    63245q105           $    0.2127            30,000
 Netlogic Microsystems Inc                    COM                    64118B100           $    0.6849            16,300
 Neurogesx Inc                                COM                    641252101           $    0.1758            43,401
 Nexen Inc.                                    COM                   65334H102           $    6.5712           263,693
 Nextera Energy Inc                           COM                    65339f101           $    3.9773            72,158
 Nobel Learning Communities, In                COM                   654889104           $    0.1352            13,700
 Norfolk Southern Corp                        COM                    655844108           $    7.9261           114,423
 North Amern Palladium Ltd                    COM                    656912102           $    0.2661            41,000
 Nymox Pharmaceutical Corp                    COM                    67076p102           $    0.3472            44,000
 Oasis Pete Inc New                           COM                    674215108           $    0.2213             7,000
 Office Depot Inc                             COM                    676220106           $    0.0630            13,600
 Oilsands Quest Inc                           COM                    678046103           $    0.0130            27,087
 Optimer Pharmaceuticals Inc                  COM                    68401H104           $    0.2271            19,200
 Orbital Sciences Corp                        COM                    685564106           $    0.1963            10,375
 PG&E Corp                                     COM                   69331C108           $    3.5767            80,958
 PNC Finl Svcs Group Inc                      COM                    693475105           $    4.4021            69,886
 Packaging Corp Amer                          COM                    695156109           $    0.2152             7,450
 Penn West Pete Ltd New                       COM                    707887105           $    1.2631            45,598
 Pepsico Inc                                  COM                    713448108           $    0.2733             4,243
 Peregrine Pharmaceuticals Inc              COM NEW                  713661304           $    0.1407            59,600
 Petroleum Dev Corp                           COM                    716578109           $    2.0685            43,084
 Pfizer Inc                                    COM                   717081103           $   11.1467           548,826
 Pharmaceutical Product Develop                COM                   717124101           $    6.7397           243,310
 Philip Morris Intl Inc                       COM                    718172109           $   13.3405           203,269
 Pinnacle West Capital Corp                   COM                    723484101           $    0.8991            21,012
 Plantronics Inc New                          COM                    727493108           $    0.3992            10,900
 Plum Creek Timber Co Inc                     COM                    729251108           $    8.2704           189,644
 Points Intl Ltd                            COM NEW                  730843208           $    0.1274            14,200
 Potash Corp Sask Inc                         COM                    73755L107           $    3.7144            63,030
 Power Integrations Inc                       COM                    739276103           $    0.3986            10,400
 Powersecure Intl Inc                         COM                    73936n105           $    0.1606            18,670
 Price T Rowe Group Inc                       COM                    74144T108           $   13.6667           205,762
 Princeton Review Inc                         COM                    742352107           $    0.0115            30,000
 Procera Networks Inc                       COM NEW                  74269u203           $    0.1775            17,500
 Procter & Gamble                              COM                   742718109           $   11.2228           182,189
 Proshares Tr                            SHRT 20+YR TRE              74347x849           $    0.2969             6,700
 Prudential Financial Inc.                     COM                   744320102           $   11.1270           180,691
            QEP Res Inc                       COM                    74733v100           $    1.3881            34,240
            Qualcomm Inc                      COM                    747525103           $    6.5295           119,087
 Ramtron Intl Corp                          COM NEW                  751907304           $    0.0238            11,000
 Rayonier Inc                                 COM                    754907103           $    0.2897             4,650
 Rovi Corp                                    COM                    779376102           $    0.7098            13,231
 Royal Dutch Shell Plc                    SPONS ADR A                780259206           $    3.4569            47,446
 SAIA Inc                                     COM                    78709y105           $    0.1967            12,000
 Sandridge Energy Inc                         COM                    80007P307           $    4.4015           343,870
 Sangamo Biosciences Inc                      COM                    800677106           $    0.2407            28,900
 Seattle Genetics Inc                         COM                    812578102           $    0.1604            10,300
 Sirona Dental Systems Inc                    COM                    82966c103           $    0.4314             8,600
 Southwestern Energy Co                       COM                    845467109           $   11.3336           263,756
 Sprott Physical Gold Trust                   UNIT                   85207h104           $    0.7428            58,763
 Starwood Ppty Tr Inc                         COM                    85571b105           $    0.2899            13,000
 Stryker Corp                                 COM                    863667101           $    4.3687            71,854
 Synaptics Inc                                COM                    87157d109           $    0.5066            18,750
 Templeton Emerg Mkts Income                  COM                    880192109           $    0.2158            12,952
 Texas Pac LD TR                        SUB CTF PROP I T             882610108           $    0.3707             8,300
 Thompson Creek Metals Co Inc                 COM                    884768102           $    3.9422           314,367
 3M Co.                                        COM                   88579Y101           $    8.9712            95,949
 Tivo Inc                                     COM                    888706108           $    0.1400            16,000
 Tortoise North Amrn Enrgy Co                 COM                    89147T103           $    0.4884            19,258
 Twin Disc Inc                                COM                    901476101           $    0.7346            22,800
 Ultra Petroleum Corp                         COM                    903914109           $    7.7142           156,633
 Unilever N V                              NY SHS NEW                904784709           $    0.2966             9,458
 United Parcel Service Inc                    CL B                   911312106           $    0.3351             4,509
 US Gold Corporation                     COM PAR $0.10               912023207           $    0.6128            69,400
 United Technologies                          COM                    913017109           $   12.0769           142,669
 UnitedHealth Group Inc                       COM                    91324P102           $    4.5431           100,512
 Universal Display Corp                       COM                    91347P105           $    0.6357            11,550
 Valmont Inds Inc                             COM                    920253101           $   10.9481           104,897
 Vanguard Bd Index Fd Inc                SHORT TRM BOND              921937827           $    0.3205             3,998
 Varian Medical Systems, Inc.                  COM                   92220P105           $    0.5925             8,760
 Venoco Inc                                   COM                    92275p307           $    2.0579           120,418
 Vishay Precision Group Inc                   COM                    92835k103           $    0.2938            18,750
 Vitran Corp Inc                              COM                    92850E107           $    0.4960            35,200
 Waddell & Reed Financial - A                 CL A                   930059100           $    1.6981            41,815
 Wells Fargo & Co.                             COM                   949746101           $    0.2026             6,389
 Western Asset Worldwide Inco                 COM                    957668106           $    0.1629            12,500
 Weyerhaeuser Co                              COM                    962166104           $   26.1257         1,062,020
 Williams Cos Inc.                             COM                   969457100           $   14.9812           480,475
 Windstream Corp                              COM                    97381W104           $    0.1433            11,124
 Xenoport Inc                                 COM                    98411c100           $    0.1186            20,000
 Yamana Gold Inc                              COM                    98462y100           $    6.6949           543,855
 Invesco Ltd                                  SHS                    G491BT108           $   17.2238           673,856
 Maiden Holdings Ltd                          SHS                    G5753U112           $    0.2678            35,760
 Transatlantic Petroleum Ltd                  SHS                    g89982105           $    0.0372            12,000
 Ace Ltd                                      SHS                    H0023R105           $   19.5443           302,076
 Foster Wheeler Ag                            COM                    H27178104           $   16.0012           425,338
 Noble Corporation Baar                   NAMEN - AKT                h5833n103           $    0.2281             5,000
 Tyco International Ltd                       SHS                    H89128104           $   10.8423           242,178
 Qiagen NV                                    ORD                    N72482107           $    6.0389           301,194

                                                                                         $  761.2849        21,154,920